SUBSEQUENT EVENTS: (Details) - USD ($) $ in Millions	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Subsequent Event [Line Items]
Common share authorized	500,000,000		100,000,000	100,000,000	30,000,000
SUBSEQUENT EVENTS
Subsequent Event [Line Items]
Expected restructuring charges		$ 0.8